Inventories (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Consumables and reagent	$ 2,471,318	$ 3,662,303
Work in progress	104,165	137,106
Finished goods	551,293	734,663
Inventories	$ 3,126,776	$ 4,534,072